UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                               FMC Strategic Fund
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-362-4099

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

================================================================================










                                  FMC STRATEGIC
                                   VALUE FUND











                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2003










ADVISED BY:
FIRST MANHATTAN CO.

================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholders:

The following table summarizes performance data for the FMC Strategic Value Fund (the "Fund") for the period indicated.
                           SIX MONTHS ENDED APRIL 30, 2003
                          ---------------------------------
FMC Strategic Value Fund                2.37%
Russell 2000 Value Index                7.44%

Over the past six months events were dominated by the war in Iraq. Whereas some businesses previously hurt by the slow economy were starting to show signs of recovery, the war seemed to halt or temporarily reverse this trend. As the war was successfully concluded, the stock market rebounded sharply in the month of April, pushing the Fund's overall returns into the black. We have about 13% of our portfolio directly invested in the oil and gas sectors of the energy industry and, as might be expected, oil and gas prices benefited from the events in Iraq. Unfortunately, the stock prices did not benefit as the market apparently viewed this strength in commodity prices as a non-recurring event. We are confident, however, that the near and long term outlook for the oil and gas sectors remains quite strong (particularly for natural gas) and we remain comfortable with our investments in these sectors.

We are value investors who start at the bottom and work up when doing our analysis. Part of our investment process is to continuously monitor the fundamentals of our existing holdings to make sure that the valuation justifies our retention. The following table shows our ten largest equity holdings including a few key financial metrics that we use in our valuation:

--------------------------------------------------------------------------------
                                           TOP TEN EQUITY HOLDINGS(1)
                                                    ------------------------ 2002 --------------------------
                                   Price                                                TMV           Price/
                                  4/30/03              EPS             P/E            EBDITA          FCF
                                 ----------          ------           ----           --------        ------
Denison International              $18.25            $1.25            14.6X             5.7X          15.2X
United Stationers                   27.11             1.92            14.1              7.2           10.8
Blyth Industries                    26.38             1.96            13.5              6.6           13.7
MacDermid                           22.73             1.14            19.9              8.8           10.7
Encore Acquisitions                 17.24             3.43*            5.0              6.3            N/A
Tredegar Industries                 12.86             1.43             9.0              5.1            7.0
Moore                               11.42             0.64            17.8              7.2           11.4
Range Resources                      5.91             2.17*            2.7              5.3            N/A
Wabtec                              12.26             0.40            30.7             10.0           12.1
New England Business Service        25.45             1.94            12.6              5.9            6.4

EBDITA -- Earnings before depreciation,  interest, taxes and amortization     FCF -- Free cash flow
EPS -- Earnings  per share                                                    P/E -- Price to earnings ratio
* Cash flow per share                                                         TMV -- Total market value
(1)  Portfolio  holdings are subject to change.

--------------------------------------------------------------------------------

Some holdings might appear reasonable based on a simple price/earnings multiple, others on a total market value/EBDITA (earnings before depreciation, interest, taxes and amortization) ratio or on a price to after tax free cash flow multiple (which we rank the highest). In all of these holdings, we view the valuations as offering room for attractive upside appreciation. It should be noted that the data is based on 2002 actual results. With the sole exception of Tredegar Industries, earnings are estimated to be somewhat higher in 2003; accordingly, the multiples on this basis are even more conservative. Also, with most companies still feeling the effects of a weakened economy, earnings in 2002 and 2003 are still well below levels we would expect under more normalized economic conditions.

In the category of new portfolio additions, we recently purchased a position in Monaco Coach, a leading manufacturer of premium Class A motor coaches (RVs). We are attracted to the RV industry in general because of favorable long-term demographic trends. According to industry sources, the Baby Boomer age group 55-64 years is expected to grow by 48%, more than five times the 9% growth in total population through 2010. This demographic factor brings 11,000 potential new buyers into the market each day.

Over the short run the purchase of an RV is clearly discretionary. The war in Iraq caused a sharp reduction in consumer purchases, thus clouding the 2003 profit outlook for Monaco Coach and the industry. This weakened visibility in turn took its toll on the stock price, such that we were able to acquire our position for about 10 times reported profits in 2002 of $1.51 per share. Despite the fact that profits could be sharply lower this year, we view our cost as a conservative multiple of 2002 profits, a base from which we expect further growth over the long term. Monaco`s profitability in 2002 represented an attractive 14% return on invested capital including a balance sheet that has a conservative 29% debt/capital ratio. Based on what we think are modest sales and margin growth objectives, estimated earnings could approach $2.50 per share in the next several years, which could yield above average appreciation.

We appreciate your continued confidence.

Sincerely,

/s/Edward I. Lefferman

Edward I. Lefferman

Portfolio Manager

                     COMPARISON OF CHANGE IN THE VALUE OF A
               $10,000 INVESTMENT IN THE FMC STRATEGIC VALUE FUND
                         VERSUS THE RUSSELL 2000 VALUE INDEX
--------------------------------------------------------------------------------
                                 TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                   Annualized           Annualized
    Six Month       One Year         3 Year              Inception
     Return          Return          Return             to Date(2)
--------------------------------------------------------------------------------
      2.37%          -13.00%         13.09%                11.71%
--------------------------------------------------------------------------------
[Graphic omitted]
Plot points follow:

         FMC Strategic Value Fund   Russell 2000 Value Index

    8/31/98       $10,000                  $10,000
   10/31/98       $11,114                  $10,879
   10/31/99       $11,143                  $10,957
   10/31/00       $13,813                  $12,853
   10/31/01       $16,149                  $13,977
   10/31/02       $17,533                  $13,624
    4/30/03       $17,948                  $14,637

(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than their original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the advisor had not limited certain expenses, the Fund's total return would have been lower.
(2) The FMC Strategic Value Fund commenced operations on August 17, 1998. The performance reflected in the graph begins at the end of the month operations commenced.


   [Graphic omitted]
   Plot points follow:

                                         PORTFOLIO COMPOSITION (3)
   Metals and Metal Fabricate                        1.0%
   Holding Company                                   1.3%
   Professional Services                             1.6%
   Insurance                                         1.6%
   Paper & Paper Products                            1.8%
   Food, Beverage & Tobacco                          1.9%
   Communications Equipment                          2.0%
   Foreign Stock                                     2.1%
   Manufacturing                                     2.2%
   Media                                             2.2%
   Banks                                             2.3%
   Automotive                                        2.5%
   Transportation                                    3.4%
   Marine Transportation                             3.7%
   Household Furniture & Fixtures                    4.5%
   Consumer Products                                 6.2%
   Chemicals                                         7.2%
   Machinery                                         7.2%
   Office Equipment & Supplies                       9.6%
   Petroleum & Fuel Products                        13.0%
   U.S. Treasury Obligations                        22.7%

(3) Portfolio composition percentages are based upon the total investments of the Fund.

STATEMENT OF NET ASSETS                                                              FMC STRATEGIC VALUE FUND

April 30, 2003                                                                                    (Unaudited)

                                                                                                      Market
                                                                                                       Value
                                                                                         Shares        (000)
-------------------------------------------------------------------------------------------------------------
COMMON STOCK (75.1%)
AUTOMOTIVE (2.5%)
   Monaco Coach* ...............................................................         75,000      $  1,014
                                                                                                     --------
BANKS (2.3%)
   North Fork Bancorporation ...................................................         28,000           906
                                                                                                     --------
CHEMICALS (7.2%)
   Agrium ......................................................................         70,000           792
   FMC* ........................................................................         30,000           544
   MacDermid ...................................................................         58,000         1,318
   PolyOne .....................................................................         45,000           208
                                                                                                     --------
                                                                                                        2,862
                                                                                                     --------
COMMUNICATIONS EQUIPMENT (2.0%)
   Polycom* ....................................................................         80,000           786
                                                                                                     --------
CONSUMER PRODUCTS (6.2%)
   Blyth Industries ............................................................         50,000         1,319
   Tredegar Industries .........................................................         90,000         1,157
                                                                                                     --------
                                                                                                        2,476
                                                                                                     --------
FOOD, BEVERAGE & TOBACCO (1.9%)
   Corn Products International .................................................         25,000           747
                                                                                                     --------
HOLDING COMPANY (1.3%)
   Brascan, Cl A ...............................................................         23,000           518
                                                                                                     --------
HOUSEHOLD FURNITURE & FIXTURES (4.5%)
   Ethan Allen Interiors .......................................................         25,000           842
   Furniture Brands International* .............................................         40,000           950
                                                                                                     --------
                                                                                                        1,792
                                                                                                     --------
INSURANCE (1.6%)
   Commerce Group ..............................................................         17,300           641
                                                                                                     --------
MACHINERY (7.2%)
   AZZ* ........................................................................         65,000           668
   Denison International ADR* ..................................................         75,000         1,369
   Gardner Denver* .............................................................         21,000           417
   Tecumseh Products, Cl A .....................................................         10,000           402
                                                                                                     --------
                                                                                                        2,856
                                                                                                     --------
MANUFACTURING (2.2%)
   Actuant, Cl A* ..............................................................         23,200           861
                                                                                                     --------
MARINE TRANSPORTATION (3.7%)
   Alexander & Baldwin .........................................................         25,000           668
   CP Ships* ...................................................................         55,000           800
                                                                                                     --------
                                                                                                        1,468
                                                                                                     --------




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                                              FMC STRATEGIC VALUE FUND

April 30, 2003                                                                                    (Unaudited)

                                                                                                       Market
                                                                                                        Value
                                                                                         Shares         (000)
-------------------------------------------------------------------------------------------------------------

MEDIA (2.2%)
   Liberty Media* ..............................................................         79,560      $    875
                                                                                                     --------
METALS & METAL FABRICATE (1.0%)
   Mueller Industries* .........................................................         15,000           383
                                                                                                     --------
OFFICE EQUIPMENT & SUPPLIES (9.6%)
   Moore* ......................................................................        100,000         1,142
   New England Business Service ................................................         40,000         1,018
   Pitney Bowes ................................................................          9,000           316
   United Stationers* ..........................................................         50,000         1,356
                                                                                                     --------
                                                                                                        3,832
                                                                                                     --------
PAPER & PAPER PRODUCTS (1.8%)
   Chesapeake ..................................................................         40,000           718
                                                                                                     --------
PETROLEUM & FUEL PRODUCTS (13.0%)
   Cooper Cameron* .............................................................         14,000           670
   Core Laboratories* ..........................................................        100,000         1,000
   Encore Acquisitions* ........................................................         70,000         1,207
   FMC Technologies* ...........................................................         27,515           518
   Range Resources* ............................................................        180,000         1,064
   Rowan .......................................................................         35,000           717
                                                                                                     --------
                                                                                                        5,176
                                                                                                     --------
PROFESSIONAL SERVICES (1.5%)
   Advo* .......................................................................         10,000           393
   Fluor .......................................................................          6,500           225
                                                                                                     --------
                                                                                                          618
                                                                                                     --------
TRANSPORTATION (3.4%)
   Trinity Industries ..........................................................         20,000           331
   Wabtec ......................................................................         85,000         1,042
                                                                                                     --------
                                                                                                        1,373
                                                                                                     --------
TOTAL COMMON STOCK
   (Cost $28,028)                                                                                      29,902
                                                                                                     --------

FOREIGN STOCK (2.1%)
   Mettler Toledo International* ...............................................         24,000           852
                                                                                                     --------
TOTAL FOREIGN STOCK
   (Cost $643)                                                                                            852
                                                                                                     --------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                                              FMC STRATEGIC VALUE FUND

April 30, 2003                                                                                    (Unaudited)

                                                                                                       Market
                                                                                      Face Amount       Value
                                                                                         (000)          (000)
-------------------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (22.7%)
U.S. Treasury Bills (A)
     1.172%, 06/05/03 ..........................................................         $1,972     $   1,970
     1.164%, 05/01/03 ..........................................................            954           954
     1.105%, 07/03/03 ..........................................................          1,324         1,321
     1.084%, 08/07/03 ..........................................................          2,787         2,778
     1.069%, 09/04/03 ..........................................................            543           541
     1.060%, 10/02/03 ..........................................................          1,488         1,481
                                                                                                    ---------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $9,046)................................................................                        9,045
                                                                                                    ---------
TOTAL INVESTMENTS (99.9%)
   (Cost $37,717) ..............................................................                       39,799
                                                                                                    ---------

OTHER ASSETS AND LIABILITIES (0.1%)
   Investment Advisory Fees Payable ............................................                          (28)
   Administrative Fees Payable .................................................                           (6)
   Other Assets and Liabilities, Net ...........................................                           66
                                                                                                    ---------
TOTAL OTHER ASSETS AND LIABILITIES..............................................                           32
                                                                                                    ---------
TOTAL NET ASSETS................................................................                    $  39,831
                                                                                                    =========

NET ASSETS:
   Portfolio Shares (unlimited authorization-- no par value)
     based on 3,138,142 outstanding shares of beneficial interest ..............                       37,803
   Accumulated net investment loss .............................................                          (54)
   Net unrealized appreciation on investments ..................................                        2,082
                                                                                                    ---------
TOTAL NET ASSETS (100.0%).......................................................                     $ 39,831
                                                                                                    =========

   Net Asset Value, Offering and Redemption Price Per Share.....................                       $12.69
                                                                                                    =========

 *  NON-INCOME PRODUCING SECURITY.
(A) THE RATE SHOWN IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE. ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                                           FMC STRATEGIC VALUE FUND

For the six month period ended April 30, 2003                                                        (Unaudited)
----------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income (less foreign withholding taxes of $2).....................................          $127
   Interest Income ...........................................................................            47
----------------------------------------------------------------------------------------------------------------
     Total Investment Income..................................................................           174
----------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..................................................................           175
   Administrative Fees .......................................................................            37
   Transfer Agent Fees .......................................................................            13
   Printing Fees .............................................................................             8
   Registration and Filing Fees ..............................................................             6
   Professional Fees .........................................................................             3
   Trustee Fees ..............................................................................             1
   Custodian Fees ............................................................................             1
   Insurance and Other Fees ..................................................................             1
----------------------------------------------------------------------------------------------------------------
     Total Expenses...........................................................................           245
----------------------------------------------------------------------------------------------------------------
   Less: Investment Advisory Fee Waiver.......................................................           (17)
----------------------------------------------------------------------------------------------------------------
   Net Expenses...............................................................................           228
----------------------------------------------------------------------------------------------------------------
     Net Investment Loss......................................................................           (54)
----------------------------------------------------------------------------------------------------------------
   Net Realized Gain on Investments...........................................................             1
   Net Change in Unrealized Appreciation on Investments ......................................           942
----------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments .........................................           943
----------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations.......................................          $889
================================================================================================================















    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                                                 FMC STRATEGIC VALUE FUND

For the six month period ended April 30, 2003 (Unaudited) and the year ended October 31, 2002


                                                                               11/01/02           11/01/01
                                                                              TO 04/30/03        TO 10/31/02
-----------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Loss.................................................          $ (54)              $ (51)
   Net Realized Gain on Investments ...................................              1                 355
   Net Change in Unrealized Appreciation on Investments................            942                 363
----------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations..............            889                 667
----------------------------------------------------------------------------------------------------------------
Distributions:
   Net Investment Income ..............................................             --                  (6)
   Net Realized Gain...................................................           (303)             (1,082)
----------------------------------------------------------------------------------------------------------------
     Total Distributions ..............................................           (303)             (1,088)
----------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued .............................................................          8,271              14,574
   In Lieu of Cash Distributions ......................................             16                  60
   Redeemed ...........................................................           (713)               (699)
----------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Derived from
            Capital Share Transactions.................................          7,574              13,935
----------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets .....................................          8,160              13,514
----------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................................         31,671              18,157
----------------------------------------------------------------------------------------------------------------
   End of Period ......................................................        $39,831             $31,671
================================================================================================================
Share Transactions:
   Issued .............................................................            663               1,093
   In Lieu of Cash Distributions ......................................              1                   5
   Redeemed ...........................................................            (58)                (56)
----------------------------------------------------------------------------------------------------------------
     Net Increase in Shares Outstanding from Share Transactions........            606               1,042
================================================================================================================

    Amounts designated as "--" are either $0 or have been rounded to $0.













    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                    FMC STRATEGIC VALUE FUND

For a Share Outstanding For Each Period

For the six month period ended April 30, 2003 (Unaudited) and for the periods ended October 31,

                 NET                                                                       NET             NET
                ASSET            NET     REALIZED AND    DISTRIBUTIONS DISTRIBUTIONS      ASSET          ASSETS,
               VALUE,         INVESTMENT  UNREALIZED       FROM NET       FROM            VALUE,          END
              BEGINNING        INCOME     GAIN (LOSS)     INVESTMENT     CAPITAL           END           TOTAL
             OF PERIOD         (LOSS)   ON SECURITIES       INCOME        GAINS         OF PERIOD       RETURN++
             ---------         ------   -------------       ------        -----         ---------       --------
2003*          $12.51          $   --       $ 0.30          $   --       $(0.12)          $12.69          2.37%+
2002            12.19           (0.02)        1.05              --        (0.71)           12.51          8.57
2001            12.26            0.07         1.76           (0.07)       (1.83)           12.19         16.91
2000            10.31            0.09         2.29           (0.08)       (0.35)           12.26         23.96
1999            10.40            0.07        (0.05)          (0.07)       (0.04)           10.31          0.26
1998(1)         10.00            0.03         0.39           (0.02)        --              10.40          4.25+


                                                                          RATIO
                                                                         OF NET
                                                            RATIO       INVESTMENT
                                            RATIO         OF EXPENSES     LOSS
                 NET                        OF NET        TO AVERAGE    TO AVERAGE
               ASSETS,         RATIO      INVESTMENT      NET ASSETS   NET ASSETS
                END          OF EXPENSES  INCOME (LOSS)  (EXCLUDING     (EXCLUDING       PORTFOLIO
              OF PERIOD      TO AVERAGE   TO AVERAGE     WAIVERS AND   WAIVERS AND       TURNOVER
                (000)        NET ASSETS   NET ASSETS  REIMBURSEMENTS) REIMBURSEMENTS)      RATE
               ------        ----------   ----------  --------------- ---------------      ----
2003*         $39,831            1.30%       (0.30)%          1.40%       (0.40)%           0.00%
2002           31,671            1.30        (0.19)           1.56        (0.45)            3.26
2001           18,157            1.30         0.55            2.31        (0.46)           29.75
2000           11,076            1.30         0.81            2.81        (0.70)           23.93
1999            9,552            1.30         0.59            3.10        (1.21)           11.85
1998(1)         5,691            1.30         1.45            5.07        (2.32)            6.86

  * For the six month period ended April 30, 2003. All ratios for the period have been annualized.
  +  Total return is for the period  indicated and has not been annualized.
 ++ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The FMC Strategic Value Fund commenced operations on August 17, 1998. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.



























    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

April 30, 2003                                                       (Unaudited)



1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 portfolios. The financial statements herein are those of the FMC Strategic Value Fund (the "Fund"). The financial statements of the remaining funds are not presented herein but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market quotations are not readily available, of which there were none at April 30, 2003, are valued at fair value in accordance with procedures approved by the Board of Trustees.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

   DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, TRANSFER AGENCY AND
   DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or 0.15% of the Fund's average daily net assets. DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

April 30, 2003                                                       (Unaudited)


The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN
   AGREEMENTS:

The Trust and First Manhattan Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.30% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2003 were as follows (000):

Purchases
  U.S. Government .....................     $   --
  Other ...............................      4,374
Sales
  U.S. Government .....................         --
  Other ...............................         --


7.  FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2003, were as follows
(000):

      FEDERAL                                              NET
       TAX          APPRECIATED       DEPRECIATED      UNREALIZED
       COST          SECURITIES       SECURITIES      APPRECIATION
       ----          ----------       ----------      ------------
      $37,717          $4,847          $(2,765)          $2,082

================================================================================


                            FMC STRATEGIC VALUE FUND
                                P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

                              INDEPENDENT AUDITORS:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103



This information must be preceded or accompanied by a current prospectus for the Fund described. Investors should read the prospectus carefully before investing.








FMC-SA-001-0200
================================================================================

ITEM 2.    CODE OF ETHICS.

Not applicable at this time.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6. (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        ----------------------------------------
                                        James R. Foggo, President

Date 7/1/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        ----------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.